Stralem Fund
645 Madison Avenue
New York, New York 10022

March 13, 2007

VIA EDGAR

Securities and Exchange Commission
450 Fifth Street, N.W., Judiciary Plaza
Washington, D.C. 20549

Re: Stralem Fund
File No. 2-34277
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Ladies and Gentlemen:

On behalf of Stralem Fund ("Registrant") and pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "Securities Act"), I hereby certify that (i) the prospectus and statement of additional information that would have been filed pursuant to Rule 497(c) under the Securities Act would not have differed from that contained in Post-Effective Amendment No. 54 to Registrant's Registration Statement on Form N-1A ("the Amendment"), constituting the most recent amendment to this Registration Statement; and (ii) the text of the Amendment was filed electronically with the Securities and Exchange Commission on February 27, 2006.

If you have any questions or comments regarding this filing, please call Aviva Grossman of Kramer Levin Naftalis & Frankel LLP, Registrant's Counsel, at (212) 715-7514.

Very truly yours,

Stralem Fund

By: /s/ Philippe E. Baumann
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Philippe E. Baumann
President